NEWBUILDINGS - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 suezmax_tanker very_large_crude_carrier	Dec. 31, 2018 very_large_crude_carrier	Dec. 31, 2018 very_large_crude_carrier large_range_2_tanker	Dec. 31, 2019 very_large_crude_carrier	Dec. 31, 2019 large_range_2_tanker	Dec. 31, 2017 very_large_crude_carrier	Dec. 31, 2017 large_range_2_tanker	Dec. 31, 2016 MR_product_tanker	Feb. 01, 2013 MR_product_tanker
NEWBUILDINGS [Abstract]
Number of newbuild vessels	1	2	2	1	4	4	1	6	12
Number of newbuildings delivered	2	2	1